STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.5%			Health Care—14.3%
Consumer Discretionary—27.3%			Biotechnology—7.3%
Automobiles—1.4%			ACADIA Pharmaceuticals, Inc.[1]	433,470 $	11,638,669
Bayerische Motoren Werke AG	473,066 $	31,095,630	AnaptysBio, Inc.[1]	127,960	9,347,478
Suzuki Motor Corp.	61,300	2,718,703	Biogen, Inc.[1]	55,660	13,156,911
		33,814,333	Bluebird Bio, Inc.[1]	106,100	16,692,713
Entertainment—2.7%			Blueprint Medicines Corp.[1]	203,550	16,294,177
Capcom Co. Ltd.	631,400	14,182,536	Circassia Pharmaceuticals plc[1]	4,006,224	1,457,523
Nintendo Co. Ltd.	63,400	18,155,780	Gilead Sciences, Inc.	55,510	3,608,705
Walt Disney Co. (The)	319,930	35,521,828	GlycoMimetics, Inc.[1]	565,520	7,046,379
		67,860,144	Incyte Corp.[1]	206,390	17,751,604
			Ionis Pharmaceuticals, Inc.[1]	241,120	19,571,710
Hotels, Restaurants & Leisure—0.4%			MacroGenics, Inc.[1]	530,860	9,544,863
International Game Technology plc	752,151	9,770,442	Mirati Therapeutics, Inc.[1]	97,393	7,138,907
Household Durables—0.6%			Sage Therapeutics, Inc.[1]	171,610	27,294,571
Newell Brands, Inc.	1,050,360	16,112,522	Sarepta Therapeutics, Inc.[1]	73,390	8,747,354
			uniQure NV1	188,670	11,254,166
Interactive Media & Services—10.2%					180,545,730
Alphabet, Inc., Cl. A1	135,940	159,986,427
Baidu, Inc., Sponsored ADR[1]	131,440	21,667,884	Health Care Equipment & Supplies—0.8%
Facebook, Inc., Cl. A1	423,010	70,511,537	Zimmer Biomet Holdings, Inc.	149,140	19,045,178
		252,165,848	Health Care Providers & Services—3.4%
Internet & Catalog Retail—2.9%			Anthem, Inc.	229,875	65,969,528
Amazon.com, Inc.[1]	11,779	20,975,454	Centene Corp.[1]	325,800	17,299,980
Farfetch Ltd., Cl. A1	572,810	15,414,317			83,269,508
JD.com, Inc., ADR[1]	1,129,470	34,053,521	Life Sciences Tools & Services—1.3%
		70,443,292	Agilent Technologies, Inc.	410,380	32,986,344
Specialty Retail—2.8%			Pharmaceuticals—1.5%
Industria de Diseno Textil SA	1,227,553	36,100,832	Bayer AG	248,103	16,034,508
Tiffany & Co.	302,920	31,973,206	resTORbio, Inc.[1]	516,600	3,523,212
		68,074,038	Takeda Pharmaceutical Co. Ltd.	448,494	18,355,378
Textiles, Apparel & Luxury Goods—6.3%					37,913,098
Brunello Cucinelli SpA	170,881	5,877,695	Industrials—14.7%
Kering SA	101,360	58,292,120	Aerospace & Defense—3.9%
LVMH Moet Hennessy Louis Vuitton SE	244,871	90,303,526	Airbus SE	734,680	97,421,995
		154,473,341
			Air Freight & Couriers—1.3%
Consumer Staples—4.0%			United Parcel Service, Inc., Cl. B	279,200	31,197,808
Household Products—1.9%
Colgate-Palmolive Co.	679,470	46,570,874	Building Products—1.2%
			Assa Abloy AB, Cl. B	1,414,931	30,506,880
Personal Products—2.1%
Unilever plc	897,350	51,466,520	Construction & Engineering—0.4%
			FLSmidth & Co. AS	254,434	11,005,165
Energy—0.7%
Energy Equipment & Services—0.7%			Electrical Equipment—2.2%
TechnipFMC plc	729,510	17,043,447	Nidec Corp.	422,100	53,882,625
Financials—16.6%			Industrial Conglomerates—2.4%
Capital Markets—6.1%			3M Co.	174,340	36,224,365
Credit Suisse Group AG1	1,894,658	22,117,698	Siemens AG	215,860	23,230,701
Goldman Sachs Group, Inc. (The)	161,010	30,912,310			59,455,066
S&P Global, Inc.	335,880	70,719,534	Machinery—2.3%
UBS Group AG1	2,245,134	27,254,977	Atlas Copco AB, Cl. A	688,215	18,499,438
		151,004,519	FANUC Corp.	132,300	22,643,452
Commercial Banks—4.7%			Minebea Mitsumi, Inc.	987,000	14,915,374
Banco Bilbao Vizcaya Argentaria SA	1,684,211	9,631,181			56,058,264
Citigroup, Inc.	825,760	51,378,787	Professional Services—1.0%
ICICI Bank Ltd., Sponsored ADR	3,250,764	37,253,756	Equifax, Inc.	205,320	24,330,420
Societe Generale SA	604,259	17,517,687	Information Technology—19.9%
		115,781,411	Electronic Equipment, Instruments, & Components—6.3%
Insurance—3.4%			Keyence Corp.	72,522	45,309,164
Allianz SE	201,311	44,775,397	Murata Manufacturing Co. Ltd.	957,300	47,864,859
Prudential plc	1,888,897	37,859,940	Omron Corp.	496,500	23,357,026
		82,635,337	TDK Corp.	516,400	40,610,838
Real Estate Management & Development—2.4%					157,141,887
DLF Ltd.	20,321,595	59,393,391	IT Services—3.0%
			Earthport plc[1]	14,765,253	6,661,523
			PayPal Holdings, Inc.[1]	522,377	54,243,628

1 OPPENHEIMER GLOBAL FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value			Shares	Value
IT Services (Continued)				Preferred Stock—0.0%
StoneCo Ltd., Cl. A1	309,780 $	12,735,056		Zee Entertainment Enterprises Ltd., 6% Cum.
		73,640,207	Non	-Cv. (Cost $—)	4,053,320	$322,393
Semiconductors & Semiconductor Equipment—2.0%
Maxim Integrated Products, Inc.	932,845	49,599,369		Investment Company—1.3%
				Oppenheimer Institutional Government
Software—8.6%				Money Market Fund, Cl. E, 2.42%[2,3] (Cost
Adobe, Inc.[1]	270,893	72,190,275		$31,517,903)	31,517,903	31,517,903
Intuit, Inc.	306,110	80,020,215		Total Investments, at Value (Cost
SAP SE	512,723	59,242,216		$1,263,494,380)	98.8%	2,437,902,005
		211,452,706		Net Other Assets (Liabilities)	1.2	28,768,054
Total Common Stocks (Cost $1,231,976,477)	2,406,061,709			Net Assets	100.0% $ 2,466,670,059

Footnotes to Statement of Investments
1. Non-income producing security.
2. Rate shown is the 7-day yield at period end.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	12,835,777	137,961,041	119,278,915	31,517,903
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$31,517,903	$167,863	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings			Value	Percent
United States			$1,230,415,187	50.5%
Japan			301,995,735	12.4
France			263,535,328	10.8
Germany			174,378,452	7.2
United Kingdom			129,903,271	5.3
India			96,969,540	4.0
China			55,721,404	2.3
Switzerland			49,372,676	2.0
Sweden			49,006,318	2.0
Spain			45,732,013	1.9
Brazil			12,735,056	0.5
Netherlands			11,254,165	0.5
Denmark			11,005,165	0.4
Italy			5,877,695	0.2
Total			$2,437,902,005	100.0%

2 OPPENHEIMER GLOBAL FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Global Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into
U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

3 OPPENHEIMER GLOBAL FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$415,987,138	$256,726,822	$—	$672,713,960
Consumer Staples	46,570,874	51,466,520	—	98,037,394
Energy	—	17,043,447	—	17,043,447
Financials	190,264,387	218,550,271	—	408,814,658
Health Care	317,912,449	35,847,409	—	353,759,858
Industrials	91,752,593	272,105,630	—	363,858,223
Information Technology	268,788,543	223,045,626	—	491,834,169
Preferred Stock	322,393	—	—	322,393
Investment Company	31,517,903	—	—	31,517,903
Total Assets	$1,363,116,280	$1,074,785,725	$—	$2,437,902,005

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the
Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

4 OPPENHEIMER GLOBAL FUND/VA

4. Investments and Risks (Continued)
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

5 OPPENHEIMER GLOBAL FUND/VA